Trade and Other Payables - Schedule of Trade and Other Payables (Details)		Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Trade and Other Payables [Abstract]
Trade payables		RM 9,730,696	$ 2,302,741	RM 14,089,238	[1]
Other payable and accruals		805,327	190,578	1,832,975
Wages payable		322,740	76,376	200,235
Interest payable of RCPS	[2]	991,331	234,596	1,072,266
Total trade and other payables	[3]	RM 11,850,094	$ 2,804,291	RM 17,194,714

[1]	An aging analysis of the trade payables as of December 31, 2024 and June 30, 2025 are as follows:
[2]	The interest payable of RCPS is calculated based on the weighted average principal of RCPS and the related effective interest rate. AI RCPS bear an effective interest rate of 14.0% (note 12).
[3]	Except for advances received for redeemable convertible preference shares, all the trade and other payables classified as current are expected to be settled within one year or are repayable on demand.